Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Regulatory Assets [Line Items]
Total regulatory assets		CAD 3,045	CAD 2,933
Less: current portion		(303)	(313)
Long-term regulatory assets		2,742	2,620
Remaining recovery period	1 year
Regulatory Liabilities [Line Items]
Total regulatory liabilities		3,446	2,183
Less: current portion		(490)	(492)
Long-term regulatory liabilities		2,956	1,691
Remaining recovery period	1 year
Deferred income taxes (i)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		1,484	0
Asset removal cost provision (xii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		1,095	1,194
Rate stabilization accounts (vi)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		254	230
Less: current portion		(144)	(173)
ROE refund liability (xiii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		182	346
Remaining recovery period	1 year
Energy efficiency liability (xiv)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		82	49
Renewable energy surcharge (xv)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		66	53
Electric and gas moderator account (xvi)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		58	71
Employee future benefits (ii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		47	42
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities		178	198
Deferred income taxes (i)
Regulatory Assets [Line Items]
Total regulatory assets		1,403	1,260
Employee future benefits (ii)
Regulatory Assets [Line Items]
Total regulatory assets		510	576
Deferred energy management costs (iii)
Regulatory Assets [Line Items]
Total regulatory assets		200	178
Deferred energy management costs (iii) | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs (iii) | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Generation early retirement costs (iv)
Regulatory Assets [Line Items]
Total regulatory assets			0
Generation early retirement costs (iv) | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	11 years
Generation early retirement costs (iv) | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	13 years
Generation early retirement costs (iv) | UNS Energy
Regulatory Assets [Line Items]
Reclassification from capital assets to regulatory assets	$ 84	105
Deferred lease costs (v)
Regulatory Assets [Line Items]
Total regulatory assets		104	97
Rate stabilization accounts (vi)
Regulatory Assets [Line Items]
Total regulatory assets		95	183
Less: current portion		(75)	(135)
Deferred operating overhead costs (vii)
Regulatory Assets [Line Items]
Total regulatory assets		91	78
Derivative instruments (viii) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets		87	19
Regulatory Liabilities [Line Items]
Total regulatory liabilities		2	12
Manufactured gas plant (MGP) site remediation deferral (ix)
Regulatory Assets [Line Items]
Total regulatory assets		75	107
Greenhouse gas reduction regulatory incentives (x)
Regulatory Assets [Line Items]
Total regulatory assets		35	40
Remaining recovery period	10 years
Other
Regulatory Assets [Line Items]
Total regulatory assets		CAD 340	CAD 395